Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Production revenues	$ 275.4	$ 409.3
Processing fees	6.3	7.7
Royalties	(13.7)	(30.6)
Sales of commodities purchased from third parties	4.8	2.9
Gross Revenue	272.8	389.3
Other income	13.0	8.5
Government decommissioning assistance	2.2
Risk management gain (loss)	21.7	(15.8)
Total revenue	309.7	382.0
Expenses
Operating	115.4	145.4
Transportation	17.7	27.1
Commodities purchased from third parties	4.6	3.3
General and administrative	13.9	20.0
Restructuring	0.6	3.6
Share-based compensation	3.4	4.6
Depletion, depreciation, impairment and accretion	902.9	913.0
Loss on dispositions	0.0	1.2
Provisions	(22.6)	(8.8)
Foreign exchange gain	(1.4)	(3.2)
Financing	37.2	40.6
Transaction Costs	3.5
Other	6.2	23.5
Total expenses	1,081.4	1,170.3
Loss before taxes	(771.7)	(788.3)
Deferred tax recovery	0.0	0.0
Net and comprehensive loss	$ (771.7)	$ (788.3)
Net loss per share
Basic	$ (10.53)	$ (10.82)
Diluted	$ (10.53)	$ (10.82)
Weighted average shares outstanding (millions)
Basic	73.3	72.9
Diluted	73.3	72.9